Segment Information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Segment Information
Note 4: Segment Information
The Company is organized as five reportable segments, reflecting how the businesses are managed. The segments offer products and services to target customers as described below.
Legal Professionals
The Legal Professionals segment serves law firms and governments with research and workflow products, focusing on intuitive legal research powered by emerging technologies and integrated legal workflow solutions that combine content, tools and analytics.
Corporates
The Corporates segment serves corporate customers from small businesses to multinational organizations, including the seven largest global accounting firms, with the Company’s full suite of content-driven technology solutions for in-house
legal, tax, regulatory, compliance and IT professionals.
Tax & Accounting Professionals
The Tax & Accounting Professionals segment serves tax, accounting and audit professionals in accounting firms (other than the seven largest, which are served by the Corporates segment) with research and workflow products, focusing on intuitive tax offerings and automating tax workflows.
Reuters News
The Reuters News segment supplies business, financial and global news to the world’s media organizations, professionals and news consumers through Reuters News Agency, Reuters.com, Reuters Events, Thomson Reuters products and to financial market professionals exclusively via LSEG products.
Global Print
The Global Print segment provides legal and tax information primarily in print format to customers around the world.
The Company also reports “Corporate costs”, which includes expenses for corporate functions and the Change Program which are centrally managed. Corporate costs does not qualify as a reportable segment.

	Year ended December 31,

	2022	2021
Revenues
Legal Professionals	2,803	2,712
Corporates	1,536	1,440
Tax & Accounting Professionals	986	915
Reuters News	733	694
Global Print	592	609
Eliminations/Rounding	(23)	(22)
Revenues	6,627	6,348

Adjusted EBITDA
Legal Professionals	1,227	1,091
Corporates	578	496
Tax & Accounting Professionals	451	379
Reuters News	154	103
Global Print	212	226
Total reportable segments adjusted EBITDA	2,622	2,295
Corporate costs	(293)	(325)
Fair value adjustments (see note 5)	18	8
Depreciation	(140)	(177)
Amortization of computer software	(485)	(474)
Amortization of other identifiable intangible assets	(99)	(119)
Other operating gains, net	211	34
Operating profit	1,834	1,242
Net interest expense	(196)	(196)
Other finance income	444	8
Share of post-tax (losses) earnings in equity method investments	(432)	6,240
Tax expense	(259)	(1,607)
Earnings from continuing operations	1,391	5,687
Reuters News revenues included $23 million and $22 million in 2022 and 2021, respectively, primarily from content-related services that it provided to the Legal Professionals, Corporates and Tax & Accounting Professionals segments.
In accordance with IFRS 8,
Operating Segments
, the Company discloses certain information about its reportable segments based upon measures used by management in assessing the performance of those reportable segments. These measures are defined below and may not be comparable to similar measures of other companies.
Segment Adjusted EBITDA

•
Segment adjusted EBITDA represents earnings or loss from continuing operations before tax expense or benefit, net interest expense, other finance costs or income, depreciation, amortization of software and other identifiable intangible assets, the Company’s share of post-tax
earnings or losses in equity method investments, other operating gains and losses, certain asset impairment charges, corporate related items and fair value adjustments, including those related to acquired deferred revenue.

•	The Company does not consider these excluded items to be controllable operating activities for purposes of assessing the current performance of the reportable segments.

•
Each segment includes an allocation of costs, based on usage or other applicable measures, for centralized support services such as technology, customer service, commercial policy, facilities management, and product and content development. Additionally, product costs are allocated when one segment sells products managed by another segment.

Revenues by Classes of Similar Products or Services
The following table sets forth revenues by major type:

	Year ended December 31,

	2022	2021
Electronic, software & services	6,035	5,739
Global Print	592	609
Total	6,627	6,348
Non-current
Assets by Geography

Geographic Information	Non-Current Assets (1)
	December 31,
	2022	2021 (2)
U.S.	12,141	12,717
Canada (country of domicile)	1,048	1,047
Other	186	174
Americas (North America, Latin America, South America)	13,375	13,938
Switzerland	2,000	1,908
U.K.	1,241	1,454
Other	42	43
EMEA (Europe, Middle East and Africa)	3,283	3,405
Asia Pacific	116	125
Total	16,774	17,468
(1)
Non-current
assets are primarily comprised of property and equipment, computer software, other identifiable intangible assets, goodwill and investments in equity method investees.
(2) Amounts have been reclassified to reflect the current presentation.